As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 97.00%
COMMON STOCKS - 58.95%
AEROSPACE & DEFENSE - 2.78%
DigitalGlobe, Inc. (a)(e)	2,672	$94,188
Orbital ATK, Inc. (e)	488	64,982
Rockwell Collins, Inc. (e)	5,633	736,290
		895,460
ALTERNATIVE CARRIERS - 1.08%
Level 3 Communications, Inc. (a)(e)	6,561	349,636
APPLICATION SOFTWARE - 0.64%
Micro Focus International plc - ADR (a)(e)	6,481	206,744
ASSET MANAGEMENT & CUSTODY BANKS - 1.87%
Fortress Investment Group LLC Class A (e)	75,805	604,166
BROADCASTING - 1.57%
iHeartMedia, Inc. (a)(e)	1,100	1,705
Scripps Networks Interactive, Inc. Class A (e)	5,861	503,401
		505,106
COMMUNICATIONS EQUIPMENT - 0.50%
Brocade Communications Systems, Inc. (e)	13,562	162,066
DATA PROCESSING & OUTSOURCED SERVICES - 0.72%
MoneyGram International, Inc. (a)(e)	14,347	231,130
DIVERSIFIED CHEMICALS - 6.03%
DowDuPont, Inc.(e)	13,479	933,151
Huntsman Corporation (e)	36,863	1,010,784
		1,943,935
DRUG RETAIL - 0.01%
Rite Aid Corporation (a)(e)	1,682	3,297
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.10%
Monsanto Company (e)	2,975	356,464
HEALTH CARE EQUIPMENT - 5.88%
C.R. Bard, Inc. (e)	5,917	1,896,398
HEALTH CARE SUPPLIES - 1.78%
Alere, Inc. (a)(e)	11,263	574,300
HOUSEWARES & SPECIALTIES - 0.86%
Newell Brands, Inc. (e)	6,506	277,611
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.50%
Calpine Corporation (a)(e)	32,730	482,767
INTERNET & DIRECT MARKETING RETAIL - 0.03%
HSN, Inc. (e)	263	10,270
INVESTMENT COMPANIES - 0.67%
Electrum Special Acquisition Corporation (a)(b)(e)	3,481	35,680
Federal Street Acquisition Corporation (a)(e)(f)	1,449	14,939
Forum Merger Corporation (a)(e)	3,094	31,713
Modern Media Acquisition Corporation (a)(e)(f)	5,284	51,651
Pensare Acquisition Corporation (a)(e)	7,939	82,010
		215,993
MOVIES & ENTERTAINMENT - 8.78%
Time Warner, Inc. (e)	27,638	2,831,513
MULTI-LINE INSURANCE - 2.63%
American International Group, Inc. (e)	13,800	847,182
OIL & GAS EXPLORATION & PRODUCTION - 3.35%
Rice Energy, Inc. (a)(e)	37,309	1,079,722
OIL & GAS STORAGE & TRANSPORTATION - 1.51%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	16,892	436,500
Veresen, Inc. (b)(e)	3,470	52,060
		488,560
PAPER PACKAGING - 1.32%
Sealed Air Corporation (e)	10,000	427,200
REGIONAL BANKS - 1.48%
Home BancShares, Inc. (e)	957	24,133
MainSource Financial Group, Inc. (e)	9	323
Park Sterling Corporation (e)	35,382	439,444
Southwest Bancorp, Inc. (e)	506	13,940
		477,840
REITs - 0.35%
Starwood Property Trust, Inc.	5,172	112,336
RESEARCH & CONSULTING SERVICES - 2.34%
The Advisory Board Company (a)(e)	14,070	754,504
SEMICONDUCTORS - 6.52%
NXP Semiconductors NV (a)(b)(e)	18,606	2,104,153
SPECIALTY CHEMICALS - 1.38%
Ashland Global Holdings, Inc. (e)	6,800	444,652
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.15%
Hewlett Packard Enterprise Company (e)	47,200	694,312
TRADING COMPANIES & DISTRIBUTORS - 0.12%
Neff Corporation Class A (a)(e)	1,508	37,700
TOTAL COMMON STOCKS (Cost $18,355,617)		19,015,017

CLOSED-END FUNDS - 10.46% (a)(e)
Altaba, Inc.	50,954		3,375,193
TOTAL CLOSED-END FUNDS (Cost $2,501,022)			3,375,193

CONTINGENT VALUE RIGHTS - 0.01% (a)(e)(g)
Casa Ley, S.A. de C.V.	7,030		3,761
Media General, Inc.	8,397		462
Property Development Centers LLC	7,030		105
TOTAL CONTINGENT VALUE RIGHTS (Cost $4,094)			4,328

RIGHTS - 0.01% (a)(e)(f)
Modern Media Acquisition Corporation	5,284		2,008
TOTAL RIGHTS (Cost $2,284)			2,008

WARRANTS - 0.01% (a)(e)(f)
Modern Media Acquisition Corporation	2,642		1,427
TOTAL WARRANTS (Cost $1,218)			1,427

	Principal Amount
BANK LOANS - 0.13% (f)
Bass Pro Group LLC
6.334% (USD 3 Month LIBOR + 5.000%), 09/25/2024	$44,000		41,561
TOTAL BANK LOANS (Cost $43,725)			41,561

CONVERTIBLE BONDS - 0.25% (e)(f)
Brocade Communications Systems, Inc.
1.375%, 1/1/2020	79,000		79,247
TOTAL CONVERTIBLE BONDS (Cost $79,744)			79,247

CORPORATE BONDS - 5.84% (f)
Alere, Inc.
6.500%, 6/15/2020 (e)	193,000		196,860
Caesars Entertainment Resort Properties LLC
11.000%, 10/1/2021 (e)	172,000		183,395
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022 (e)	69,000		74,779
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	18,249		26,142
11.750%, 3/1/2022 (h)(i)	105,526		161,718
IASIS Healthcare LLC
8.375%, 5/15/2019 (e)	246,000		247,076
Rice Energy, Inc.
6.250%, 5/1/2022 (e)	270,000		282,488
Rite Aid Corporation
6.750%, 6/15/2021	3,000		3,116
6.125%, 4/1/2023 (e)(i)	43,000		41,979
Terraform Global Operating, LLC
9.750%, 8/15/2022 (e)(i)	303,000		337,845
Tribune Media Company
5.875%, 7/15/2022 (e)	22,000		22,990
West Corporation
5.375%, 7/15/2022 (e)(i)	302,000		305,775
TOTAL CORPORATE BONDS (Cost $1,886,602)			1,884,163
	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.03%
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $255.00	25	$628,075	700
Expiration: November 2017, Exercise Price: $254.00	50	1,256,150	8,400
			9,100
PURCHASED PUT OPTIONS - 0.08%
American International Group, Inc.
Expiration: October 2017, Exercise Price: $55.00	11	67,529	44
Expiration: October 2017, Exercise Price: $57.50	84	515,676	840
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $55.00	64	418,496	640
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	189	740,313	3,024
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $77.50 (f)(l)	35	242,305	350
Expiration: December 2017, Exercise Price: $62.50	62	429,226	3,503
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $16.00 (f)(m)	456	670,776	5,928
Huntsman Corporation
Expiration: November 2017, Exercise Price: $21.00	315	863,730	2,362
Expiration: November 2017, Exercise Price: $22.00	31	85,002	233
Expiration: November 2017, Exercise Price: $24.00	23	63,066	460
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $39.00	100	427,200	750
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $245.00	50	1,256,150	6,850
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $86.00	25	233,300	1,800
			26,784
TOTAL PURCHASED OPTIONS (Cost $106,988)			35,884

	Principal Amount
ESCROW NOTES - 0.03% (a)(d)(g)
AMR Corporation	$7,668	10,927
TOTAL ESCROW NOTES (Cost $4,196)		10,927

	Shares
SHORT-TERM INVESTMENTS - 21.20% (c)(e)
First American Government Obligations Fund, Institutional Share Class, 0.89%	1,588,000	1,588,000
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.24%	485,854	486,025
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.92%	1,588,000	1,588,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.90%	1,588,000	1,588,000
The Government & Agency Portfolio, Institutional Share Class, 0.93%	1,588,000	1,588,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,838,025)		6,838,025
TOTAL LONG INVESTMENTS (Cost $29,823,515) - 97.00%		31,287,780

SHORT INVESTMENTS - (21.16)%
COMMON STOCKS - (21.16)%
AEROSPACE & DEFENSE - (0.68)%
MacDonald, Dettwiler and Associates Ltd. (b)	(837)	(47,990)
United Technologies Corporation	(1,480)	(171,798)
		(219,788)
AIRLINES - (0.06)%
American Airlines Group, Inc.	(402)	(19,091)
BROADCASTING - (0.27)%
Discovery Communications, Inc. Class C	(4,258)	(86,267)
DATA PROCESSING & OUTSOURCED SERVICES - (3.22)%
Vantiv, Inc., Class A (f)	(14,709)	(1,038,750)
HEALTH CARE EQUIPMENT - (1.83)%
Becton, Dickinson and Company	(3,006)	(589,026)
HEALTH CARE TECHNOLOGY - (0.07)%
Evolent Health, Inc. Class A	(1,294)	(23,033)
INDUSTRIAL GASES - (0.11)%
Praxair, Inc. (f)	(254)	(35,789)
INTEGRATED TELECOMMUNICATION SERVICES - (1.35)%
AT&T, Inc.	(7,620)	(298,475)
CenturyLink, Inc.	(7,202)	(136,118)
		(434,593)
INTERNET & DIRECT MARKETING RETAIL - (0.03)%
Liberty Interactive Corporation Class A	(436)	(10,276)
INTERNET SOFTWARE & SERVICES - (9.41)%
Alibaba Group Holding Ltd. - ADR	(17,580)	(3,036,242)
OIL & GAS EXPLORATION & PRODUCTION - (2.52)%
EQT Corporation	(12,441)	(811,651)
OIL, GAS & CONSUMABLE FUELS - (0.12)%
Pembina Pipeline Corporation (b)	(1,100)	(38,610)
REGIONAL BANKS - (1.49)%
First Financial Bancorp	(13)	(340)
Home BancShares, Inc.	(956)	(24,110)
Simmons First National Corporation Class A	(198)	(11,464)
South State Corporation	(4,954)	(446,108)
		(482,022)

TOTAL COMMON STOCKS
(Proceeds $5,416,567)		(6,825,138)
TOTAL SHORT INVESTMENTS
(Proceeds $5,416,567) - (21.16)%		(6,825,138)
TOTAL NET INVESTMENTS
(Cost $24,406,948) - 75.84%		24,462,642
OTHER ASSETS IN EXCESS OF LIABILITIES - 24.16%		7,793,409
TOTAL NET ASSETS - 100.00%		$32,256,051

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (o) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2017, these securities represent 2.63% of total net assets.
(j)	Restricted security. Please see footnote (o) on the schedule of investments for more information. As of September 30, 2017, these securities represented 1.35% of total net assets.
(k)	A step-up bond pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of September 30, 2017.

(l)	128 shares per contract.
(m)
As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus International plc and cash in lieu of fractional shares.

(n)	As of September 30, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows*:

	Investments	Securities Sold Short	Written Options	Forward Currency Contracts	Swap Contracts(2)	Total Portfolio
Tax Cost (1)	$29,823,515	$(5,416,567)	$(268,956)	$-	$-	$24,137,992

Gross unrealized appreciation	1,733,536	57,932	85,603	2,201	176,345	2,055,617
Gross unrealized depreciation	(269,271)	(1,466,503)	(125,402)	(121,607)	(83,227)	(2,066,010)
Net unrealized appreciation (depreciation)	$1,464,265	$(1,408,571)	$(39,799)	$(119,406)	$93,118	$(10,393)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(o)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the "Board" or "Trustees"). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2017. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$18,511,927	$66,590	$436,500	$19,015,017
Closed End Funds	3,375,193	-	-	3,375,193
Contingent Value Rights	-	-	4,328	4,328
Rights	-	2,008	-	2,008
Warrants	-	1,427	-	1,427
Bank Loans	-	41,561	-	41,561
Convertible Bonds	-	79,247	-	79,247
Corporate Bonds	-	1,884,163	-	1,884,163
Purchased Option Contracts	29,606	6,278	-	35,884
Escrow Notes	-	-	10,927	10,927
Short-Term Investments	6,838,025	-	-	6,838,025
Swap Contracts**	-	93,118	-	93,118
Total	$28,754,751	$2,174,392	$451,755	$31,380,898

Liabilities
Short Common Stock*	$5,750,599	$1,074,539	$-	$6,825,138
Written Option Contracts	216,940	91,815	-	308,755
Forward Currency Exchange Contracts**	-	119,406	-	119,406
Total	$5,967,539	$1,285,760	$-	$7,253,299

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2017, the value of these securities was $451,755. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (o). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers between levels during the nine months ended September 30, 2017. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2016	$1,442,745	$3,656	$10,352	$1,456,753
Purchases on Investments	-	4,094	-	4,094
(Sales) of Investments	(875,549)	-	-	(875,549)
Realized Gain (Loss)	(73,673)	(844)	-	(74,517)
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	(57,023)	(2,578)	575	(59,026)
Balance as of September 30, 2017	$436,500	$4,328	$10,927	$451,755

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2017 totals $(59,026).
Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2017 are as follows:

Description	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input
Common Stock	$ 436,500	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2017, the value of these investments was $15,255. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (o).

(p)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$35,884	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	308,755
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	119,406
Swap Contracts	Schedule of Swap Contracts	93,118	Schedule of Swap Contracts	-
Total		$129,002		$428,161

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2017 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: October 2017, Exercise Price: $60.00	16	$98,224	$2,896
Expiration: October 2017, Exercise Price: $62.50	93	570,927	3,720
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $60.00	28	183,092	15,540
Expiration: October 2017, Exercise Price: $65.00	40	261,560	5,000
AT&T, Inc.
Expiration: October 2017, Exercise Price: $38.00	6	23,502	702
Expiration: October 2017, Exercise Price: $41.00	243	951,831	972
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $82.50 (a)(b)	35	242,305	21,885
Expiration: December 2017, Exercise Price: $70.00	52	359,996	8,580
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $17.00 (a)(c)	4	5,884	900
Expiration: November 2017, Exercise Price: $18.00 (a)(c)	468	688,428	69,030
Huntsman Corporation
Expiration: November 2017, Exercise Price: $24.00	315	863,730	113,400
Expiration: November 2017, Exercise Price: $25.00	31	85,002	8,525
Expiration: November 2017, Exercise Price: $27.00	23	63,066	2,875
Monsanto Company
Expiration: October 2017, Exercise Price: $115.00	27	323,514	13,230
Orbital ATK, Inc.
Expiration: November 2017, Exercise Price: $135.00	4	53,264	140
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $43.00	53	226,416	3,445
Expiration: October 2017, Exercise Price: $44.00	47	200,784	1,292
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $247.00	25	628,075	12,838
Expiration: November 2017, Exercise Price: $250.00	50	1,256,150	20,800
			305,770
PUT OPTIONS WRITTEN
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $235.00	40	1,004,920	2,360
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $78.00	25	233,300	625
			2,985
TOTAL OPTIONS WRITTEN
(Premiums received $268,956)			$308,755

ETF	- Exchange-Traded Fund
(a)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(b)	128 shares per contract.
(c)
  As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus   International plc and cash in lieu of fractional shares.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2017 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2017	Currency to be Received		September 30, 2017	(Depreciation)*
10/12/2017	JPM	66,518	CAD	$53,316	53,123	USD	$53,123	$(193)
2/20/2018	JPM	2,716,395	DKK	435,348	432,923	USD	432,923	(2,425)
10/16/2017	JPM	142,037	EUR	168,030	167,311	USD	167,311	(719)
11/15/2017	JPM	621	EUR	736	737	USD	737	1
11/21/2017	JPM	150,564	GBP	202,205	195,958	USD	195,958	(6,247)
11/21/2017	JPM	316	USD	316	241	GBP	324	8
12/20/2017	JPM	1,223,519	GBP	1,643,813	1,535,715	USD	1,535,715	(108,098)
12/20/2017	JPM	54,739	USD	54,739	42,054	GBP	56,500	1,761
12/27/2017	JPM	42,484	GBP	57,092	54,146	USD	54,146	(2,946)
1/3/2018	JPM	306,026	GBP	411,344	410,796	USD	410,796	(548)
				$3,026,939			$2,907,533	$(119,406)

CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receiveable (payable).

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2017 (Unaudited)
			Pay/Receive					Unrealized
			Total Return on	Financing	Payment	Number of		Appreciation
Counterparty	Security	Maturity Date	Reference Entity	Rate	Frequency	Shares/Units	Notional Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Booker Group plc	6/21/2018	Pay	0.300% +3 Month LIBOR	Quarterly	93,992	$ 218,519	$ 39,532
BAML	Linde AG	7/28/2018	Pay	0.350% +1 Month LIBOR	Monthly	2,807	546,094	39,094
JPM	Luxottica Group S.p.A	5/10/2018	Pay	0.400% +3 Month LIBOR	Quarterly	31	1,807	(75)
JPM	Nets A/S	9/17/2018	Pay	0.800% +3 Month LIBOR	Quarterly	16,463	422,228	3,973
JPM	Paysafe Group plc	8/30/2018	Pay	0.300% +3 Month LIBOR	Quarterly	51,869	404,766	75
BAML	SFR Group SA	8/11/2018	Pay	0.350% +1 Month LIBOR	Monthly	4,135	168,222	347
JPM	Sky plc	12/12/2017	Pay	0.300% +3 Month LIBOR	Quarterly	109,904	1,350,613	(3,955)
BAML	Veresen, Inc.	6/21/2018	Pay	0.400% +1 Month LIBOR	Monthly	8,034	110,770	9,718
GS	Worldpay Group plc	9/7/2018	Pay	0.500% + 3 Month LIBOR	Quarterly	15,066	81,337	830
JPM	Worldpay Group plc	7/7/2018	Pay	0.300% +3 Month LIBOR	Quarterly	235,474	1,214,538	69,674

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Essilor International SA	5/10/2018	Receive	(0.400)% +3 Month LIBOR	Quarterly	(14)	(1,823)	91
BAML	Pembina Pipeline Corporation	6/22/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(2,340)	(75,568)	(6,520)
BAML	Praxair, Inc.	7/28/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(4,066)	(543,460)	(29,332)
JPM	Tesco plc	6/21/2018	Receive	(0.359)% +3 Month LIBOR	Quarterly	(80,897)	(171,963)	(30,851)
GS	Vantiv, Inc. Class A	9/7/2018	Receive	(0.350)% + 3 Month LIBOR	Quarterly	(1,013)	(71,518)	132
JPM	Vantiv, Inc. Class A	8/30/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(932)	(66,055)	385
								$ 93,118
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                              November 13, 2017

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                              November 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                              November 13, 2017

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                              November 13, 2017

* Print the name and title of each signing officer under his or her signature.